Critical Accounting Judgments and Key Sources of Estimation, Uncertainty and Assumption	12 Months Ended
Dec. 31, 2017
Disclosure Of Accounting Judgements And Estimates [Abstract]
Critical Accounting Judgments and Key Sources of Estimation, Uncertainty and Assumption
4.	CRITICAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION, UNCERTAINTY AND ASSUMPTION

In the application of the Company’s accounting policies, which are described in Note 3, the management is required to make judgments, estimates and assumptions which are based on historical experience and other factors that are not readily apparent from other sources.  Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed by the management on an ongoing basis.  Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revision and future periods if the revision affects both current and future periods.

The following are the key assumptions concerning the future, and other key sources of estimation and uncertainty at the end of the reporting period.  Actual results may differ from these estimates.

a.	Revenue recognition

The Company’s project agreements are mainly to provide one or more equipment or services to customers. In order to fulfill the agreements, another party may be involved in some agreements.  The Company considers the following factors to determine whether the Company is a principal of the transaction: whether the Company is the primary obligation provider of the agreements, its exposures to inventory risks and the discretion in establishing prices, etc.  The determination of whether the Company is a principal or an agent will affect the amount of revenue recognized by the Company.  Only when the Company is acting as a principal, gross inflows of economic benefits arising from transactions is recognized as revenue.

b.	Impairment of trade notes and accounts receivable

When there is objective evidence showed indications of impairment, the Company considers the estimation of future cash flows.  The amount of impairment will be measured at the difference between the carrying amount and the present value of estimated future cash flows discounted by the original effective interest rates of the financial assets.  However, as the impact from discounting short-term receivables is not material, the impairment of short-term receivables is measured at the difference between the carrying amount and the estimated undiscounted future cash flows.  Where the actual future cash flows are lower than expected, a material impairment loss may arise.

c.	Provision for inventory valuation and obsolescence

Inventories are stated at the lower of cost or net realizable value.  Estimates of net realizable value are based on the most reliable evidence available at the time the estimates are made at the end of reporting period.  These estimates take into consideration fluctuations of price or cost directly relating to events occurring after the end of the period to the extent that such events confirm conditions existing at the end of the period.  Inventory write-downs are determined on an item by item basis, except for those similar items which could be categorized into the same groups.  The Company uses the inventory holding period and turnover as the evaluation basis for inventory obsolescence losses.

d.	Impairment of tangible and intangible assets

In the process of evaluating the potential impairment of tangible and intangible assets, the Company is required to consider internal and external indicators of impairment and make subjective judgments in determining the independent cash flows, useful lives, expected future revenue and expenses related to the specific asset groups within the context of the telecommunication industry.  Any changes in these estimates based on changed economic conditions or business strategies could result in significant impairment charges in future periods.

e.	Useful lives of property, plant and equipment

As discussed in Note 3, “Summary of Significant Accounting Policies - Property, Plant and Equipment”, the Company reviews estimated useful lives of property, plant and equipment at the end of each year.

f.	Recognition and measurement of defined benefit plans

Net defined benefit liabilities and the resulting pension expense under defined benefit pension plans are calculated using the Projected Unit Credit Method. Actuarial assumptions comprise the discount rate, rate of employee turnover, and long-term average future salary increase. Changes in economic circumstances and market conditions will affect these assumptions and may have a material impact on the amount of the expense and the liability.

g.	Control over subsidiaries

As discussed in Note 3, some entities are subsidiaries of the Company although the Company only owns less than 50% ownership interests in these entities.  After considering the Company's absolute size of holding in the entity and the relative size of and the dispersion of shares owned by the other stockholders, and the contractual arrangements between the Company and other investors, potential voting interests and the written agreement between stockholders, the management concluded that the Company has a sufficiently dominant voting interest to direct the relevant activities of the entity and therefore the Company has control over these entities.